Acquisitions, Acquisition of HPE Software Business (Details) - USD ($) $ in Millions		Sep. 01, 2017	Oct. 31, 2019	Oct. 31, 2018
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill			$ 26.8	$ 4,863.9
Consideration			89.0	6,530.9
Consideration satisfied by [Abstract]
Shares			0.0	6,514.2
Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets			0.9	(2,490.8)
Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets			$ 61.3	4,157.7
HPE Software Business [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		$ 6,539.8
Property, plant and equipment		160.1
Other non-current assets		41.9
Inventories		0.2
Trade and other receivables		721.2
Current tax recoverable		0.5
Cash and cash equivalents		320.7
Trade and other payables		(685.2)
Current tax liabilities		(9.9)
Borrowings		(2,547.6)
Short-term provisions		(30.2)
Short-term deferred income		(643.2)
Long-term deferred income		(108.2)
Long-term provisions		(39.0)
Retirement benefit obligations		(71.5)
Other non-current liabilities		(40.2)
Deferred tax liabilities		(1,953.5)
Net (liabilities)/assets		1,655.9
Goodwill		4,858.3		4,858.3
Consideration		6,514.2		6,514.2
Consideration satisfied by [Abstract]
Shares		$ 6,514.2		6,514.2
Number of shares issued (in shares)		222,166,897
Percentage of shares issued as part of acquisition on fully diluted share capital		50.10%
Acquisition costs		$ 70.1
Repayment of working capital		225.8
Net provision for impairment of trade receivables		21.5
HPE Software Business [Member] | Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		72.8
Property, plant and equipment		160.1
Other non-current assets		41.9
Inventories		0.2
Trade and other receivables		721.2
Current tax recoverable		0.5
Cash and cash equivalents		320.7
Trade and other payables		(686.8)
Current tax liabilities		(9.9)
Borrowings		(2,547.6)
Short-term provisions		(30.2)
Short-term deferred income		(701.2)
Long-term deferred income		(116.9)
Long-term provisions		(39.0)
Retirement benefit obligations		(71.5)
Other non-current liabilities		(52.3)
Deferred tax assets		450.2
Net (liabilities)/assets		(2,487.8)		(2,487.8)
Goodwill		0.0
HPE Software Business [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		6,467.0
Property, plant and equipment		0.0
Other non-current assets		0.0
Inventories		0.0
Trade and other receivables		0.0
Current tax recoverable		0.0
Cash and cash equivalents		0.0
Trade and other payables		1.6
Current tax liabilities		0.0
Borrowings		0.0
Short-term provisions		0.0
Short-term deferred income	[1]	58.0
Long-term deferred income	[1]	8.7
Long-term provisions		0.0
Retirement benefit obligations		0.0
Other non-current liabilities		12.1
Deferred tax liabilities	[2]	(2,403.7)
Net (liabilities)/assets		4,143.7		$ 4,143.7
HPE Software Business [Member] | Fair Value Adjustments [Member] | Technology [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		1,809.0
HPE Software Business [Member] | Fair Value Adjustments [Member] | Customer Relationships [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		4,480.0
HPE Software Business [Member] | Fair Value Adjustments [Member] | Trade Names [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		163.0
HPE Software Business [Member] | Fair Value Adjustments [Member] | Leases [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		$ 15.0

[1]	Deferred income has been valued taking account of the remaining performance obligations; and
[2]	A deferred tax liability has been established relating to the purchase of intangibles.